Derivative Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ 0.6
Cumulative Foreign Currency Translation Gain Loss Recorded In Accumulated Other Comprehensive Income Loss For Net Investment In Foreign Operations Hedges	23.9	(16.4)
Gain Loss On Investments Related To Change In Fair Value Of Derivatives Excluding Embedded Derivatives	(177.3)	(61.4)	188.6
Embedded Derivative Gain Loss In Financial Statements From Use Of Own Credit Risk	(1.6)	(62.7)	23.1
Embedded Derivative Gain Loss On Variable Annuity Contracts In Financial Statements From Use Of Own Credit Risk	$ (12.5)	$ 16.5